Inventories	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Inventories	23. Inventories

Significant accounting judgements and estimates
Inventory is held in a wide variety of forms across the value chain reflecting the stage of refinement. Prior to production as final metal, the inventory is always contained within a carrier material. As such, inventory is typically sampled and assays taken to determine the metal content and how this is split by metal. Measurement and sampling accuracy can vary quite significantly depending on the nature of the vessels and the state of the material. An allowance for estimation uncertainty is applied to the various categories of inventory and is dependent on the degree to which the nature and state of material allows for accurate measurement and sampling. The range used for the estimation allowance varies based on the stage of refinement. The range is based on independent metallurgists’ level of confidence obtained from the outcome of the stocktake. Those results are applied in arriving at the appropriate quantities of inventory.
Metals in process quantities
Recoverable metal quantities are reconciled to ore input and actual metal recoveries. Due to inherent limitations on precise monitoring of recoverability levels, the process of metallurgically balancing inputs and outputs is regularly monitored and engineering estimates are refined through reference to actual results. Periodic inventory counts are conducted at refineries to assess the accuracy of inventory quantities. Where required, changes in engineering estimates are factored into the measurement of metal inventory. Due to expected levels of estimation uncertainty, reasonable tolerances of total metals are accepted in the measurement of PGM in process quantities.
Accounting policy
Inventory is measured at the lower of cost and net realisable value. Net realisable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale. Prior to physical separation and while metals are still in the production process, the combined net realisable value of the metals in process is compared to the combined costs of the metals in process for purposes of measuring "in process" inventory at the lower of cost and net realisable value.
The Group values ore stockpiles and metal-in-process when it can be reliably measured. Cost is determined on the following basis:
•Gold reef ore stockpiles and gold-in-process are valued using weighted average cost. Cost includes production, amortisation, depreciation and related administration costs
•PGM and battery metals inventory is valued using weighted average cost by allocating cost, based on the joint cost of production, apportioned according to the relative sales value of each of the PGMs and battery metals produced. The group recognises the metal produced in each development phase in inventory with an appropriate proportion of cost. Cost includes production, amortisation, depreciation and related administration costs
•By-product metals are valued at the incremental cost of production from the point of split-off from the PGM processing stream
•Consumable stores are valued at weighted average cost after appropriate provision for surplus and slow-moving items

Figures in million – SA rand	2023	2022	2021
Consumable stores[1]	3,317	2,066	1,923
PGM ore and mill inventory	276	535	189
PGM in process[2]	13,292	13,673	13,081
PGM finished goods	6,948	7,856	9,012
Gold in process	320	233	219
Gold bullion	959	1,096	600
Sandouville metals in process	327	357	—
Sandouville raw materials	168	307	—
Sandouville finished goods	292	187	—
Zinc concentrate inventory	345	—	—
Other	119	74	56
Total inventories	26,363	26,384	25,080
1The cost of consumable stores consumed during the year and included in operating cost amounted to R25,778 million (2022: R21,929 million and 2021:R18,847 million)
2Included in PGM in process, is R6,771 million (2022: R5,882 million, 2021: R4,725 million) relating to the Marikana operations
Inventories were reduced during 2023 by R1,694 million (2022: R111 million and 2021: R76 million) due to write-down to net realisable value.
The write-downs mainly relates to PGM in process and PGM finished goods of R1,179 million and R423 million, respectively, as a result of the lower commodity price environment. The write-downs in 2022 and 2021 relates to consumable stores. The write-downs are included in cost of sales (see note 4).